Inventories - Schedule of Inventory of the Company Includes Raw Material, Packaging and Finished Goods Available For Sales (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Inventory of the Company Includes Raw Material, Packaging and Finished Goods Available For Sales [Line Items]
Inventories	$ 62,404		$ 53,599		$ 98,802
Inventories amount	$ 8,805		$ (45,203)
Inventories percentage	16.00%		(46.00%)
Inventories [Member]
Schedule of Inventory of the Company Includes Raw Material, Packaging and Finished Goods Available For Sales [Line Items]
Inventories		[1]		[1]	42,882	[2]
Inventories amount		[1]	$ (42,882)	[2]
Inventories percentage		[1]	(100.00%)	[2]
Packaging [Member]
Schedule of Inventory of the Company Includes Raw Material, Packaging and Finished Goods Available For Sales [Line Items]
Inventories	$ 62,404		$ 53,599		$ 55,920
Inventories amount	$ 8,805		$ (2,321)
Inventories percentage	16.00%		(4.00%)

[1]	The Company performs write-off inventories for any excess or obsolete inventories or when we believe that the net realizable value of inventories is less than the carrying value.
[2]	The Company performs write-off inventories for any excess or obsolete inventories or when we believe that the net realizable value of inventories is less than the carrying value.